Goodwill and Intangible Assets Schedule of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Balance, beginning of period			$ 242	$ 704
Impairment			0	(460)
Dispositions			(6)	(2)
Balance, end of period			236	242
Mid-Continent And Permian
Goodwill [Roll Forward]
Impairment		$ (378)
Natural Gas Services
Goodwill [Roll Forward]
Impairment	$ (33)	$ (49)
Gathering and Processing
Goodwill [Roll Forward]
Balance, beginning of period			170	632
Impairment			0	(460)
Dispositions			(6)	(2)
Balance, end of period			164	170
Logistics and Marketing
Goodwill [Roll Forward]
Balance, beginning of period			72	72
Impairment			0	0
Dispositions			0	0
Balance, end of period			$ 72	$ 72